Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions [abstract]
Provisions of retirement benefits at beginning of period	€ 414	€ 331
Cost of services	84	76	€ 76
Interests / discounting costs	1	3
Expense for the period	85	79
Gains or losses related to experience	(133)	(61)
Gains or losses related to change in demographic assumptions	(5)	3
Gains or losses related to change in financial assumptions	(43)	62
Actuarial gains or losses recognized in other comprehensive income	(182)	4
Provisions of retirement benefits at end of period	€ 318	€ 414	€ 331